GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Long-lived Assets by Geographic Location) (Details) - Percentage of Long-lived Assets [Member] - Geographic Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Concentration percentage	[1]	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration percentage		62.00%	66.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage		19.00%	20.00%
Germany [Member]
Revenue from External Customer [Line Items]
Concentration percentage		13.00%	9.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage		6.00%	5.00%

[1]	Long-lived assets are comprised of property, plant equipment, net and operating lease right-of-use assets.